Defined Benefit Liabilities (Assets) - Effects on Defined Benefit Obligations if Each of Significant Actuarial Assumptions Changes Within Expectable and Reasonable Range (Detail) ₩ in Millions	Dec. 31, 2025 KRW (₩)
Discount rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligations	₩ (37,121)
Increase in assumption	0.50%
Decrease in defined benefit obligations	₩ 39,709
Decrease in assumption	0.50%
Expected salary increase rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligations	₩ 39,780
Increase in assumption	0.50%
Decrease in defined benefit obligations	₩ (37,537)
Decrease in assumption	0.50%